SEGMENT REPORTING - Revenue by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 66,401,451	$ 44,713,552
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	81,445,523	44,713,552
Operating Segments | Portfolio servicing
Segment Reporting Information [Line Items]
Revenue	1,002,174	1,470,972
Operating Segments | Active management
Segment Reporting Information [Line Items]
Active management	61,195,377	43,242,580
Operating Segments | Originations
Segment Reporting Information [Line Items]
Revenue	19,247,972	0
Intercompany Elimination
Segment Reporting Information [Line Items]
Total revenues	$ (15,044,072)	$ 0